Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Share capital [Member] INR (₨)	Share premium [Member] INR (₨)	Share based payment reserve [Member] INR (₨)	Other components of equity [Member] INR (₨)	Retained earnings /(accumulated deficit) [Member] INR (₨)	Equity attributable to owners of parent [Member] INR (₨)	Non-controlling interest [Member] INR (₨)
Balance at the Beginning at Mar. 31, 2017	₨ 8,264,419		₨ 1,516,875	₨ 18,680,731	₨ 305,539	₨ 26,798	₨ (12,265,524)	₨ 8,264,419	₨ 0
Statement [Line Items]
Total comprehensive income for the year	930,238		0	0	0	6,837	923,401	930,238	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	12,169		1,538	10,631	0	0	0	12,169	0
Call money received	0		0	0	0	0	0	0	0
Dividends paid (incl dividend distribution tax)	(208,697)		0	0	0	0	(208,697)	(208,697)	0
Transferred from share based payment reserve	0		0	2,668	(2,668)	0	0	0	0
Share-based payment transactions	6,824		0	0	6,824	0	0	6,824	0
Balance at the Ending at Mar. 31, 2018	9,004,953		1,518,413	18,694,030	309,695	33,635	(11,550,820)	9,004,953	0
Statement [Line Items]
Change in accounting policy on adoption of IFRS 15	(38,215)		0	0	0	0	(38,215)	(38,215)
Total comprehensive income for the year	1,089,681		0	0	0	20,978	1,068,703	1,089,681	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	35,449		4,595	30,854	0	0	0	35,449	0
Call money received	900,000		281,250	618,750	0	0	0	900,000	0
Dividends paid (incl dividend distribution tax)	(217,875)		0	0	0	0	(217,875)	(217,875)	0
Transferred from share based payment reserve	0		0	8,450	(8,450)	0	0	0	0
Share-based payment transactions	4,835		0	0	4,835	0	0	4,835	0
Balance at the Ending at Mar. 31, 2019	10,778,828		1,804,258	19,352,084	306,080	54,613	(10,738,207)	10,778,828	0
Statement [Line Items]
Total comprehensive income for the year	744,381	$ 9,874	0	0	0	39,004	705,377	744,381	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	5,329		789	4,540				5,329
Call money received	0							0
Dividends paid (incl dividend distribution tax)	(223,602)						(223,602)	(223,602)
Transferred from share based payment reserve	0			1,398	(1,398)			0
Transaction costs related to equity	0							0
ESOP Expenses	46,372				46,372			46,372
Balance at the Ending at Mar. 31, 2020	₨ 11,351,308		₨ 1,805,047	₨ 19,358,022	₨ 351,054	₨ 93,617	₨ (10,256,432)	₨ 11,351,308	₨ 0